HOLDING COMPANY ONLY FINANCIAL STATEMENTS (STATEMENTS OF INCOME) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Condensed Financial Statements, Captions [Line Items]
Total interest and dividend income	$ 11,750	$ 12,983
Non interest expense	8,543	8,133
Income before income taxes	3,039	1,986
Income tax expense as previously reported	883	407
Net income	2,156	1,579
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Interest and dividend income	85	92
Total interest and dividend income	85	92
Non interest expense	811	482
Income before income taxes	(726)	(390)
Income tax expense as previously reported	(247)	(133)
Net loss before equity in undistributed income of Bank	(479)	(257)
Equity in undistributed income of Bank	2,635	1,836
Net income	$ 2,156	$ 1,579